Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan, tax	$ (120)	$ 178	$ (197)
Cash flow hedges, tax	$ 0	$ 0	$ 0